UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTD	Nuveen Tax-Advantaged Dividend Growth Fund Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 143.9% (98.2% of Total Investments)

	COMMON STOCKS – 110.4% (75.3% of Total Investments)

	Aerospace & Defense – 3.6%

14,547	Lockheed Martin Corporation, (3)	$4,915,868
151,021	Safran SA, (5)	4,006,587
	Total Aerospace & Defense	8,922,455

	Automobiles – 1.6%

188,204	Daimler AG, (5)	3,994,630

	Banks – 13.3%

38,538	BOC Hong Kong Holdings Limited, (5)	3,718,917
217,933	Danske Bank A/S, (5)	4,113,485
83,342	JPMorgan Chase & Co., (2)	9,165,120
993,585	Lloyds Banking Group PLC	3,696,136
129,084	Swedbank AB, (5)	2,909,553
61,420	Toronto-Dominion Bank	3,491,727
113,880	Wells Fargo & Company, (3)	5,968,451
	Total Banks	33,063,389

	Beverages – 3.6%

61,831	Heineken NV, (5)	3,330,218
52,344	PepsiCo, Inc., (2), (3)	5,713,348
	Total Beverages	9,043,566

	Biotechnology – 3.8%

73,552	AbbVie Inc., (2)	6,961,697
115,391	Grifols SA	2,446,289
	Total Biotechnology	9,407,986

	Capital Markets – 3.3%

7,223	BlackRock Inc.	3,912,844
54,103	Macquarie Group Limited, (5)	4,270,307
	Total Capital Markets	8,183,151

	Chemicals – 4.6%

141,868	Koninklijke DSM NV, (5)	3,522,582
39,262	Linde AG	761,683
24,196	Monsanto Company, (2)	2,823,431
30,025	Praxair, Inc.	4,332,607
	Total Chemicals	11,440,303

	Containers & Packaging – 3.6%

76,843	Amcor Limited, (5)	3,371,487
49,900	Packaging Corp. of America, (3)	5,623,730
	Total Containers & Packaging	8,995,217

	Diversified Financial Services – 1.4%

38,889	Orix Corporation	3,494,566

	Diversified Telecommunication Services – 4.1%

189,315	AT&T Inc., (2)	6,749,080
268,016	HKT Trust and HKT Limited, (5)	3,370,569
	Total Diversified Telecommunication Services	10,119,649

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 5.8%

46,895	NextEra Energy Inc., (3)	$7,659,360
366,447	Red Electrica Corporacion SA, (5)	3,756,082
171,195	Scottish and Southern Energy PLC, (5)	3,092,638
	Total Electric Utilities	14,508,080

	Electronic Equipment, Instruments & Components – 0.6%

30,426	Alps Electric Company, Limited, (5)	1,481,962

	Food Products – 1.3%

191,702	Groupe Danone, (3), (5)	3,117,075

	Health Care Equipment & Supplies – 1.3%

40,345	Medtronic, PLC, (2)	3,236,476

	Health Care Providers & Services – 3.6%

41,922	UnitedHealth Group Incorporated, (2), (3)	8,971,308

	Hotels, Restaurants & Leisure – 1.3%

158,250	Compass Group PLC, (5)	3,297,139

	Household Durables – 1.4%

22,700	Whirlpool Corporation, (3)	3,475,597

	Household Products – 3.1%

73,377	Colgate-Palmolive Company	5,259,663
146,805	Reckitt and Benckiser, (5)	2,470,728
	Total Household Products	7,730,391

	Industrial Conglomerates – 2.7%

47,207	Honeywell International Inc., (3)	6,821,884

	IT Services – 6.1%

50,992	Accenture Limited, (2)	7,827,272
76,065	Fidelity National Information Services, (3)	7,325,059
	Total IT Services	15,152,331

	Machinery – 1.0%

27,452	Ingersoll Rand Company Limited, Class A	2,347,421

	Media – 2.1%

64,552	Comcast Corporation, Class A, (2)	2,205,742
37,104	WPP Group PLC	2,951,623
	Total Media	5,157,365

	Oil, Gas & Consumable Fuels – 6.7%

46,499	Chevron Corporation, (2), (3)	5,302,746
85,006	Enbridge Inc., (2)	2,675,139
52,314	Phillips 66, (3)	5,017,959
61,151	Total SA, Sponsored ADR, (3)	3,527,801
	Total Oil, Gas & Consumable Fuels	16,523,645

	Personal Products – 2.0%
52,046	L’Oreal, (5)	2,349,617
47,965	Unilever NV	2,664,935
	Total Personal Products	5,014,552

	Pharmaceuticals – 6.0%

11,031	Allergan PLC	1,856,407
26,802	Johnson & Johnson	3,434,676
189,931	Pfizer Inc., (3)	6,740,651

Shares	Description (1)			Value

	Pharmaceuticals (continued)

72,148	Sanofi-Aventis, (3)			$2,891,692
	Total Pharmaceuticals			14,923,426

	Professional Services – 2.4%

114,784	Experian PLC, (5)			2,490,813
107,230	Nielsen Holdings PLC			3,408,842
	Total Professional Services			5,899,655

	Real Estate Management & Development – 0.9%

399,676	Capitaland Limited, (5)			2,176,236

	Road & Rail – 2.7%

50,692	Union Pacific Corporation, (3)			6,814,526

	Semiconductors & Semiconductor Equipment – 0.7%

16,435	Texas Instruments Incorporated			1,707,432

	Software – 5.2%

103,684	Microsoft Corporation, (3)			9,463,239
32,747	SAP SE, Sponsored ADR, (3)			3,443,675
	Total Software			12,906,914

	Specialty Retail – 2.4%

67,276	Lowe’s Companies, Inc., (2), (3)			5,903,469

	Technology Hardware, Storage & Peripherals – 3.5%

52,370	Apple, Inc., (2), (3)			8,786,639

	Trading Companies & Distributors – 2.2%

142,088	Itochu Corporation, (5)			5,481,783

	Wireless Telecommunication Services – 2.5%

236,156	KDDI Corporation, (5)			3,023,975
118,059	Vodafone Group PLC, Sponsored ADR, (3)			3,284,401
	Total Wireless Telecommunication Services			6,308,376
	Total Common Stocks (cost $187,570,099)			274,408,594

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 14.9% (10.1% of Total Investments)

	Banks – 4.3%

33,065	Boston Private Financial Holdings Inc.	6.950%	N/R	$839,190
30,400	Citigroup Inc.	7.125%	BB+	868,224
8,700	Cobank Agricultural Credit Bank, (5)	6.250%	BBB+	917,850
2,209	Cobank Agricultural Credit Bank, (5)	6.125%	BBB+	224,213
29,100	Fifth Third Bancorp.	6.625%	Baa3	848,265
31,776	FNB Corporation	7.250%	Ba2	921,154
18,106	HSBC Holdings PLC	8.000%	BBB+	473,291
32,000	Huntington BancShares Inc.	6.250%	Baa3	872,000
32,975	KeyCorp Preferred Stock	6.125%	Baa3	930,554
25,700	People’s United Financial, Inc.	5.625%	BB+	671,798
44,587	Regions Financial Corporation	6.375%	BB+	1,239,964
56,493	U.S. Bancorp.	6.500%	A3	1,577,849
16,025	Western Alliance Bancorp.	6.250%	N/R	407,035
	Total Banks			10,791,387

	Capital Markets – 2.7%

7,065	Apollo Investment Corporation	6.875%	BBB–	178,744
22,950	B. Riley Financial Inc.	7.250%	N/R	573,750
16,600	B. Riley Financial, Inc.	7.500%	N/R	421,640

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Capital Markets (continued)

50,579	Charles Schwab Corporation	6.000%	BBB	$1,317,077
16,000	Cowen Group, Inc.	7.350%	N/R	404,000
7,715	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	194,958
37,900	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	959,628
48,535	Morgan Stanley	7.125%	BB+	1,400,720
11,059	Oaktree Specialty Lending Corporation	6.125%	BB	276,033
31,470	Stifel Financial Corporation	6.250%	BB–	837,102
2,372	Triangle Capital Corporation	6.375%	N/R	59,703
	Total Capital Markets			6,623,355

	Consumer Finance – 0.8%

31,035	Capital One Financial Corporation	6.700%	Baa3	820,255
49,015	GMAC Capital Trust I	8.128%	B+	1,273,410
	Total Consumer Finance			2,093,665

	Diversified Financial Services – 0.1%

12,444	Main Street Capital Corporation	6.125%	N/R	313,962

	Diversified Telecommunication Services – 0.6%

42,700	Qwest Corporation	7.000%	BBB–	984,662
26,000	Qwest Corporation	6.875%	BBB–	581,100
	Total Diversified Telecommunication Services			1,565,762

	Equity Real Estate Investment Trusts – 1.7%

31,350	DDR Corporation	6.500%	Ba1	724,498
10,288	Digital Realty Trust Inc.	7.375%	Baa3	270,472
31,651	Digital Realty Trust Inc.	6.625%	Baa3	858,692
17,225	LaSalle Hotel Properties	6.300%	N/R	417,017
22,032	Senior Housing Properties Trust	5.625%	BBB–	549,478
18,620	Sunstone Hotel Investors Inc.	6.950%	N/R	467,548
33,530	VEREIT, Inc.	6.700%	BB	851,662
	Total Equity Real Estate Investment Trusts			4,139,367

	Food Products – 1.1%

550	CHS Inc.	7.875%	N/R	16,137
39,675	CHS Inc.	7.100%	N/R	1,114,867
56,265	CHS Inc.	6.750%	N/R	1,515,216
	Total Food Products			2,646,220

	Insurance – 1.9%

3,215	Allstate Corporation	6.750%	BBB–	82,625
32,616	Argo Group US Inc.	6.500%	BBB–	822,902
26,438	Kemper Corporation	7.375%	Ba1	684,480
34,125	Maiden Holdings Limited	8.250%	N/R	656,906
11,293	Maiden Holdings NA Limited	7.750%	N/R	220,213
26,934	National General Holding Company	7.500%	N/R	674,427
9,191	National General Holding Company	7.500%	N/R	227,845
15,875	Reinsurance Group of America Inc.	6.200%	BBB	449,421
16,000	Reinsurance Group of America, Inc.	5.750%	BBB	421,120
16,500	Torchmark Corporation	6.125%	BBB+	437,085
	Total Insurance			4,677,024

	Mortgage Real Estate Investment Trusts – 0.3%

14,385	Arbor Realty Trust Incorporated	7.375%	N/R	363,653
10,028	MFA Financial Inc.	8.000%	N/R	259,725
	Total Mortgage Real Estate Investment Trusts			623,378

	Thrifts & Mortgage Finance – 0.7%

31,915	Federal Agricultural Mortgage Corporation	6.875%	N/R	829,471
33,900	New York Community Bancorp Inc.	6.375%	Ba1	923,097
	Total Thrifts & Mortgage Finance			1,752,568

Shares	Description (1)	Coupon		Ratings (4)	Value

	Wireless Telecommunication Services – 0.5%

48,325	United States Cellular Corporation	7.250%		Ba1	$1,243,890

	U.S. Agency – 0.2%

4,750	Farm Credit Bank of Texas, 144A, (5)	6.750%		Baa1	513,000
	Total $25 Par (or similar) Retail Preferred (cost $35,473,212)				36,983,578

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.8% (8.8% of Total Investments)

	Automobiles – 0.7%

$1,685	General Motors Financial Company Inc.	5.750%	N/A (6)	BB+	$1,655,513

	Banks – 7.2%

1,825	Bank of America Corporation	6.500%	N/A (6)	BBB–	1,962,057
1,700	CIT Group Inc., Series A	5.800%	N/A (6)	B+	1,700,000
875	Citigroup Inc.	5.800%	N/A (6)	BB+	905,354
1,950	Citigroup Inc.	6.250%	N/A (6)	BB+	2,059,687
925	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	944,656
275	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	293,294
850	Huntington Bancshares Inc/OH	5.700%	N/A (6)	Baa3	854,250
825	JPMorgan Chase & Company	5.829%	N/A (6)	BBB–	829,207
1,925	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	2,100,175
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB–	131,250
975	M&T Bank Corporation	6.450%	N/A (6)	Baa2	1,072,500
1,575	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	1,709,662
825	SunTrust Bank Inc.	5.625%	N/A (6)	Baa3	848,719
1,200	Wells Fargo & Company	5.875%	N/A (6)	Baa2	1,262,400
1,150	Zions Bancorporation	7.200%	N/A (6)	BB	1,242,000
17,000	Total Banks				17,915,211

	Capital Markets – 0.5%

500	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	501,250
850	Morgan Stanley	5.550%	N/A (6)	BB+	876,367
1,350	Total Capital Markets				1,377,617

	Consumer Finance – 0.8%

845	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	865,069
1,275	Discover Financial Services	5.500%	N/A (6)	BB–	1,246,312
2,120	Total Consumer Finance				2,111,381

	Energy Equipment & Services – 0.2%

500	Transcanada Trust	5.875%	8/15/76	Baa2	521,250

	Food Products – 1.2%

2,600	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	2,915,250

	Industrial Conglomerates – 0.7%

1,714	General Electric Capital Corporation	5.000%	N/A (6)	A–	1,696,860

	Insurance – 1.5%

895	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,107,564
1,000	MetLife Inc.	10.750%	8/01/39	BBB	1,570,000
1,000	Nationwide Financial Services Inc.	6.750%	5/15/37	Baa2	1,110,000
2,895	Total Insurance				3,787,564
$29,864	Total $1,000 Par (or similar) Institutional Preferred (cost $30,385,680)				31,980,646

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 4.3% (3.0% of Total Investments)

	Banks – 0.4%

$125	Bank of America Corporation	6.300%	N/A (6)	BBB–	$134,063
625	Lloyds Bank PLC, 144A	12.000%	N/A (6)	BBB–	786,198
750	Total Banks				920,261

	Chemicals – 0.2%

275	A Schulman Inc.	6.875%	6/01/23	B	290,125
325	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	346,028
600	Total Chemicals				636,153

	Commercial Services & Supplies – 0.2%

250	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	263,750
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	B	344,750
600	Total Commercial Services & Supplies				608,500

	Containers & Packaging – 0.2%

400	Sealed Air Corporation, 144A	6.875%	7/15/33	BB+	444,000

	Electric Utilities – 0.5%

1,160	Emera, Inc.	6.750%	6/15/76	BBB–	1,252,800

	Equity Real Estate Investment Trusts – 0.3%

825	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	779,625

	Food Products – 0.2%

400	Land O’ Lakes Incorporated, 144A	7.250%	N/A (6)	BB	446,000

	Health Care Providers & Services – 0.2%

430	Kindred Healthcare Inc.	8.000%	1/15/20	B–	455,263

	Machinery – 0.2%

400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	416,000

	Media – 1.0%

825	Dish DBS Corporation	7.750%	7/01/26	BB	776,531
757	Liberty Interactive LLC	8.500%	7/15/29	BB	817,560
750	Viacom Inc.	6.875%	4/30/36	BBB	890,519
2,332	Total Media				2,484,610

	Metals & Mining – 0.1%

225	ArcelorMittal	7.250%	10/15/39	BBB–	266,061

	Oil, Gas & Consumable Fuels – 0.4%

900	Enviva Partners LP / Enviva Partners Finance Corp.	8.500%	11/01/21	BB–	951,750

	Specialty Retail – 0.3%

900	L Brands, Inc.	6.875%	11/01/35	BB+	873,000

	Wireless Telecommunication Services – 0.1%

250	Altice Financing SA, 144A	7.500%	5/15/26	B+	245,000
$10,172	Total Corporate Bonds (cost $10,713,986)				10,779,023

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.3% (0.9% of Total Investments)

	Banks – 0.9%

975	Bank of America Corporation	7.250%		BBB–	$1,257,214
700	Wells Fargo & Company	7.500%		Baa2	903,000
	Total Banks				2,160,214

Shares	Description (1)	Coupon		Ratings (4)	Value

	Electric Utilities – 0.4%

14,100	NextEra Energy Inc.	6.371%		BBB	$1,025,352
	Total Convertible Preferred Securities (cost $2,917,069)				3,185,566

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)

	Media – 0.2%

$675	Liberty Media Corporation	4.000%	11/15/29	BB	$475,875
$675	Total Convertible Bonds (cost $442,405)				475,875
	Total Long-Term Investments (cost $267,502,451)				357,813,282

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.7% (1.8% of Total Investments)

	REPURCHASE AGREEMENTS – 2.7% (1.8% of Total Investments)

$6,597	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $6,597,607, collateralized by $6,870,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $6,735,678	0.740%	4/02/18		$6,597,065
	Total Short-Term Investments (cost $6,597,065)				6,597,065
	Total Investments (cost $274,099,516) – 146.6%				364,410,347
	Borrowings – (46.7)% (7), (8)				(116,000,000)
	Other Assets Less Liabilities – 0.1% (9)				161,848
	Net Assets Applicable to Common Shares – 100%				$248,572,195

Investments in Derivatives

Options Written

Description (10)	Type	Number of Contracts	Notional Amount (11)	Exercise Price	Expiration Date	Value
NASDAQ 100® Index	Call	(45)	$(31,950,000)	$7,100	4/20/18	$(34,650)
Russell 2000® Index	Call	(110)	(17,875,000)	1,625	4/20/18	(14,850)
Russell 2000® Index	Call	(100)	(16,100,000)	1,610	4/20/18	(23,250)
Russell 2000® Index	Call	(100)	(16,000,000)	1,600	4/20/18	(31,000)
Russell 2000® Index	Call	(25)	(3,937,500)	1,575	4/20/18	(19,250)
S&P 500® Index	Call	(30)	(8,250,000)	2,750	4/20/18	(22,800)
Total Options Written (premiums received $318,615)		(410)	$(94,112,500)			$(145,800)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$52,500,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$1,924,280	$1,924,280

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$205,062,211	$69,346,383	$—	$274,408,594
$25 Par (or similar) Retail Preferred	35,328,515	1,655,063	—	36,983,578
$1,000 Par (or similar) Institutional Preferred	—	31,980,646	—	31,980,646
Corporate Bonds	—	10,779,023	—	10,779,023
Convertible Preferred Securities	3,185,566	—	—	3,185,566
Convertible Bonds	—	475,875	—	475,875

Short-Term Investments:
Repurchase Agreements	—	6,597,065	—	6,597,065

Investments in Derivatives:
Options Written	(145,800)	—	—	(145,800)
Interest Rate Swaps*	—	1,924,280	—	1,924,280
Total	$243,430,492	$122,758,335	$—	$366,188,827
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$275,510,113
Gross unrealized:
Appreciation	96,128,522
Depreciation	(7,228,288)
Net unrealized appreciation (depreciation) of investments	$88,900,234

Tax cost of options	$(145,800)
Net unrealized appreciation (depreciation) of options	—

Tax cost of swaps	—
Net unrealized appreciation (depreciation) of swaps	$1,924,280

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $107,640,617.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Borrowings as a percentage of Total Investments is 31.8%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $269,474,028 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(10)	Exchange-traded, unless otherwise noted.

(11)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018